RELATED PARTY TRANSACTIONS (Schedule of Company's Shares and Share Option Plan) (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class A Ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Beginning Balance	12,303,990	10,908,200	10,727,376
Granted	9,100,000	4,370,000	720,000
Outstanding at end of year	19,485,990	12,303,990	10,908,200
Class A Ordinary shares [Member] | Directors' and Company Secretary's [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Beginning Balance	9,077,706	9,139,706
Shares of retired director		(30,000)
Options of retired director
Shares purchased during the year
Shares sold during the year		(32,000)
Granted
Expired / forfeited
Outstanding at end of year	9,077,706	9,077,706	9,139,706
Share Option [Member] | Directors' and Company Secretary's [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Beginning Balance	10,414,004	8,655,004
Shares of retired director
Options of retired director		(215,000)
Shares purchased during the year
Shares sold during the year
Granted	8,480,000	4,060,000
Expired / forfeited	(1,500,000)	(2,086,000)
Outstanding at end of year	17,394,004	10,414,004	8,655,004